CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Current Assets
Total current assets		$ 9,029
Total Assets		36,581
Current Liabilities
Total current liabilities		10,316
Total Liabilities		11,183
Stockholders’ Equity
Total Stockholders’ Equity		25,398
Total Liabilities and Stockholders’ Equity		36,581
Successor [Member]
Current Assets
Cash and cash equivalents	$ 5,603	6,275
Accounts receivable, net of allowance for credit losses of $2 as of March 31, 2024, and December 31, 2023	1,370	1,956
Unbilled and other receivables	156	211
Prepaid expenses and other current assets	676	587
Total current assets	7,805	9,029
Property and equipment, net	110	115
Intangible assets, net	17,453	18,136
Operating lease right-of-use asset, net	374	486
Goodwill	8,737	8,737
Other assets	78	78
Total Assets	34,557	36,581
Current Liabilities
Accounts payable	1,019	975
Accrued liabilities	1,675	1,452
Deferred revenue	3,632	2,878
Warrant liability	3,155	1,683
Operating lease obligation, current	231	275
Note payable	3,373	3,053
Total current liabilities	13,085	10,316
Operating lease obligation, noncurrent	160	230
Deferred tax liability	429	637
Other noncurrent liabilities	2
Total Liabilities	13,676	11,183
Stockholders’ Equity
Common Stock value	2	2
Additional paid-in capital	83,881	83,282
Accumulated deficit	(62,971)	(57,801)
Accumulated other comprehensive loss	(31)	(85)
Total Stockholders’ Equity	20,881	25,398
Total Liabilities and Stockholders’ Equity	$ 34,557	$ 36,581